Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
COMMITMENTS and CONTINGENCIES
14.        COMMITMENTS AND CONTINGENCIES

The Company has entered into several contracts that obligate it to office space lease payments, consulting agreements, equipment acquisition and other matters. The following is a summary of these commitments:

The Company’s corporate headquarters is located in Miami Beach, Florida. The Company currently leases space located at 1691 Michigan Avenue, Suite 601, Miami Beach Florida 33139. The lease is for a term of 39 months beginning on March 1, 2012 and ending May 31, 2015. Monthly lease payments are approximately $12,000 for a total of approximately $468,000 for the total term of the lease. Additionally, the Company has a three-year lease for an office in San Jose, California beginning on April 1, 2012 and ending April 30, 2015 with monthly lease payments of approximately $2,500 for a total of approximately $92,000 for the total term of the lease and a five year sublease for office and warehouse space in Phoenix, Arizona beginning December 1, 2013 and ending November 30, 2018 with monthly payments of approximately $10,300 for a total of approximately $621,000 for the total term, and one year office sharing license for office space in New York, New York beginning January 16, 2014 and ending January 31, 2015 with monthly payments of approximately $4,000 for a total of approximately $48,000 for the total term of the license.

Our minimum future aggregate minimum lease payments for these leases based on their initial terms as of December 31, 2013 are:

Year Ended December 31,:	Amount
2014	$353,730
2015	200,295
2016	124,188
2017	124,188
2018	113,839
Total	$916,240

Total rent expense for the years ended December 31, 2013 and 2012 was $222,695, and $82,584, respectively.

Pursuant to the terms of the amendment of the March 30, 2012 master agreement with a key supplier, the Company has committed to purchase 500 charging stations over the year ended June 30, 2013, at prices ranging from $2,500 to $2,700 per unit. If the Company fails to take delivery of the total specified number units, it will be responsible for reimbursement of certain price discounts on units previously received totaling approximately $42,000. As of December 31, 2013, the Company has purchased 90 units under this master agreement. In the opinion of the Company’s management, the vendor has not performed in accordance with the terms of the master agreement. As of December 31, 2013, the ultimate resolution of this matter is unknown.

In October 2012, a former officer and director of the Company resigned his position from the Company and filed a claim with the California Labor Board (“Labor Board”) relating to certain compensatory matters. As of December 31, 2013, the matter was due to be scheduled for a hearing before the Labor Board but has been deferred. While the parties were in settlement negotiations, said negotiations have rendered no result.  The Company was informed in February 2014 through counsel that the claim before the Labor Board had been closed as detailed in Note 15- Subsequent Events.

On July 31, 2013, the Company participated in an arbitration with a former consultant regarding certain compensatory matters.  On August 29, 2013, the Arbitrator rendered a decision on the matter, requiring the consultant to return all of the shares of Company stock that it had previously been issued as compensation.  The Company was required to reissue a lower amount of Company stock to the consultant as compensation for actual services rendered.  The consultant returned the previously issued shares as of September 30, 2013 and the Company issued the lower amount of Company stock in October 2013.

On September 24, 2013 the Court issued a ruling in the consolidated lawsuits of Car Charging Group, Inc. v. JNS Holdings Corporation, and JNS Power & Control Systems, Inc. v. 350 Green, LLC (the “Court Order”) in the U.S. District Court in the Northern District of Illinois.  The Court granted the motion of JNS Holdings Corporation and JNS Power & Control Systems, Inc. (collectively, “JNS”) for specific performance of an Asset Purchase Agreement (the “APA”) entered into between JNS and the former owners of 350 Green, Tim Mason and Mariana Gerzanych, in April 2013. Pursuant to the Court Order, 350 Green was required to transfer certain assets and liabilities (the “Assets and Liabilities”) in the Chicago area to JNS, and may be required to pay JNS’ costs and attorneys’ fees as well as indemnify JNS for certain costs incurred with regard to the Assets and Liabilities.

The Court Order does not transfer, amend or modify Car Charging Group, Inc.’s ownership of 350 Green; it only requires transfer of ownership of those certain Assets and Liabilities that were listed in the Asset Purchase Agreement entered into between JNS and 350 Green.  Car Charging Group, Inc. still owns all of 350 Green’s other assets, in states including, but not limited to: California, Oregon, Pennsylvania, Missouri, Kansas, Maryland, Colorado, Georgia, Utah, Florida, Ohio, Indiana, and Washington.

The Company also plans to appeal the Court Order and to vigorously defend its position that the APA is invalid and unenforceable.

On November 27, 2013, the Synapse Sustainability Trust (“Synapse”) filed a complaint against the Company and Michael D. Farkas, the Company’s CEO, alleging various causes of action regarding compliance under certain agreements that governed the sale of Synapse’s assets to CCGI in the Supreme Court of the State of New York, County of Onondaga. On or about January 7, 2014, CCGI filed its Answer and Affirmative Defenses. CCGI moved to dismiss Count V, breach of contract, because the Note contains an arbitration clause. Further, Farkas has moved to dismiss the Complaint for lack of personal jurisdiction.  On March 17, 2014, the Court dismissed Mr. Farkas from the action due to a lack of personal jurisdiction and dismissed Plaintiff’s Count V based on the existence of the Arbitration Clause contained in the Note. In the Court's letter decision issued on March 17, 2014, the Court granted Defendants' Motion to Dismiss the Complaint/Count V against Michael Farkas, and dismissed Count VI against CCGI.  Accordingly, the Court granted Plaintiff's Contempt Motion in part, and denied it in part, and scheduled a hearing on the contempt issue for May 13, 2014.  The parties are trying to negotiate a settlement. Although the Company can not predict the outcome of these negotiations, it is the Company’s opinion that any accrual for potential loss is not warranted at this time.

On or about December 6, 2013, the Company filed a Complaint against Tim Mason and Mariana Gerzanych in the U.S. District Court for the Southern District of New York, alleging claims for Breach of Contract, Fraud in the Inducement, Civil Conspiracy to Commit Fraud, Unjust Enrichment, and Breach of Fiduciary Duty.  These claims were in relation to the Company’s purchase of 350 Green, LLC, and the documents entered into (and allegedly breached by Gerzanych and Mason) related thereto.  The Defendants in this case were recently served with the court documents, and the Company intends to litigate this case vigorously.

350 Green, LLC

There have been five lawsuits filed by creditors of 350 Green, regarding unpaid claims.  These lawsuits  relate solely to alleged pre-acquisition unpaid debts of 350 Green.  Also, there are other unpaid creditors, aside from those noted above, that claim to be owed certain amounts for pre-acquisition work done on behalf of 350 Green, and only 350 Green, that potentially could file lawsuits at some point in the future.  On April 24, 2014, the Company entered into an agreement with a firm to administer the financial affairs of 350 Green LLC under a Trust Mortgage resulting in all assets and liabilities of 350 Green LLC being transferred to the Trust.

From time to time, the Company is a defendant or plaintiff in various legal actions which arise in the normal course of business. As such the Company is required to assess the likelihood of any adverse outcomes to these matters as well as potential ranges of probable losses. A determination of the amount of the provision required for these commitments and contingencies, if any, which would be charged to earnings, is made after careful analysis of each matter. The provision may change in the future due to new developments or changes in circumstances. Changes in the provision could increase or decrease the Company’s earnings in the period the changes are made. It is the opinion of management, after consultation with legal counsel, that the ultimate resolution of these matters will not have a material adverse effect on the Company’s financial condition, results of operations or cash flows.